INCOME TAXES (Details Narrative) - USD ($)	3 Months Ended
	Aug. 31, 2017	May 31, 2017
Income Tax Disclosure [Abstract]
Effective Income Tax Rate, Federal	34.00%
Effective Income Tax Rate, State
Net Operating Loss Carry-Forwards	$ 523,548	$ 236,905
Deferred tax assets	178,000	80,500
Valuation allowance	$ 97,500	$ 10,000